Commitments and Contingencies - Additional Information (Detail) $ in Millions		6 Months Ended
	May 17, 2017 $ / bbl	Jun. 30, 2019 CAD ($) $ / bbl	Dec. 31, 2018 CAD ($)
Disclosure of Commitments and Contingent Liabilities [Line Items]
Total commitments		$ 23,565	$ 25,686
Transportation and Storage		22,310	23,341
Outstanding letter of credit		357	336
Estimated fair value of contingent payment		$ 187	$ 132
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Contingent payments period		5 years
Average crude oil price per barrel for contingent payment | $ / bbl		52.00
Estimated fair value of contingent payment		$ 187
Top of Range [Member] | ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Average crude oil price per barrel for contingent payment | $ / bbl	52.00
Railcar [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Railcar and Storage tank leases not yet commenced		$ 233
Railcar [Member] | Bottom of Range [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Lease terms		5 years
Railcar [Member] | Top of Range [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Lease terms		10 years
Storage Tank [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Railcar and Storage tank leases not yet commenced		$ 154
Storage Tank [Member] | Bottom of Range [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Lease terms		3 years
Storage Tank [Member] | Top of Range [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Lease terms		10 years